Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	¥ 1,094,420		¥ 1,335,987
Provision (credit) for credit losses	(68,138)		(60,229)
Charge-offs	96,830		118,859
Recoveries	10,423		15,066
Net charge-offs	86,407		103,793
Others	1,013	[1]	11,482	[1]
Allowance for credit losses, at end of period	940,888		1,183,447
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	876,857		1,068,463
Provision (credit) for credit losses	(102,294)		(47,102)
Charge-offs	67,799		102,320
Recoveries	6,646		11,607
Net charge-offs	61,153		90,713
Others	3,689	[1]	3,963	[1]
Allowance for credit losses, at end of period	717,099		934,611
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	116,913		157,209
Provision (credit) for credit losses	(15,481)		(15,078)
Charge-offs	10,806		525
Recoveries	109		121
Net charge-offs	10,697		404
Others			3	[1]
Allowance for credit losses, at end of period	90,735		141,730
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	40,626		51,870
Provision (credit) for credit losses	1,621		4,193
Charge-offs	6,177		12,286
Recoveries	1,641		1,729
Net charge-offs	4,536		10,557
Allowance for credit losses, at end of period	37,711		45,506
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	60,024		58,445
Provision (credit) for credit losses	(916)		(2,242)
Charge-offs	2,140		3,728
Recoveries	2,027		1,609
Net charge-offs	113		2,119
Others	(2,305)	[1]	7,516	[1]
Allowance for credit losses, at end of period	56,690		61,600
Krungsri [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period		[2],[3]
Provision (credit) for credit losses	48,932	[3]
Charge-offs	9,908	[3]
Net charge-offs	9,908	[3]
Others	(371)	[1],[3]
Allowance for credit losses, at end of period	¥ 38,653	[3]

[1]	Others are principally comprised of gains or losses from foreign exchange translation.
[2]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.
[3]	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there have been no indications that allowance for credit loss is necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at the beginning of period for the six month ended September 30, 2014 in the above table.